Related parties - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [table]
Provision for doubtful debts	€ 0
Vesting of variable remuneration	13,000,000	€ 12,000,000
Deposits from banks	85,092,000,000	78,098,000,000	€ 34,826,000,000
Interest paid	8,705,000,000	9,672,000,000	€ 14,550,000,000
Key management personnel [Member]
Disclosure of key management personnel compensation [table]
Deposits from banks	6,100,000	12,500,000
Interest paid		€ 14,000